Income Tax - Effective Income Tax Rate Reconciliation (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Computed tax at statutory federal rate, Amount	$ 669,331	$ 699,647
Plus state income taxes net of federal tax benefits, Amount	22,874	55,974
Statutory federal income tax rate to income before income taxes, Amount	692,205	755,621
Tax exempt income, Amount	(787,536)	(808,389)
Nondeductible interest expense, Amount	17,286	20,324
Bank-owned life insurance, Amount	(36,628)	(36,525)
Changes in the deferred tax asset valuation allowance, Amount	76,500
Other - net, Amount	102,888	(114,293)
Actual tax expense (benefit), Amount	$ 64,715	$ (183,262)
Computed tax at statutory federal rate, Percent	34.00%	34.00%
Plus state income taxes net of federal tax benefits, Percent	1.20%	2.70%
Statutory federal income tax rate to income before income taxes, Percent	35.20%	36.70%
Tax exempt income, Percent	(40.00%)	(39.30%)
Nondeductible interest expense, Percent	0.90%	1.00%
Bank-owned life insurance, Percent	(1.90%)	(1.80%)
Changes in the deferred tax asset valuation allowance, Percent	3.90%
Other - net, Percent	5.20%	(5.50%)
Actual tax expense (benefit), Percent	3.30%	(8.90%)